GRANT FUNDS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Grant Funds Receivable
GRANT FUNDS RECEIVABLE

NOTE 3 – GRANT FUNDS RECEIVABLE

On February 15, 2023, we were awarded a $21.9 million grant from the California Energy Commission (“CEC”), which provides for the reimbursement of certain capital investments and operating costs related to battery and solar and production applications for our vehicle, subject to milestone achievements. Reimbursement requests made by us are recorded as grant funds receivable and other income, net of a 10% retention amount, which CEC holds until there is evidence of project completion. The project and grant reimbursement period concludes in the first quarter of 2027. Completion of the project requires us to meet significant milestones in the future, the probability of which is uncertain, particularly as milestone schedules are subject to ongoing discussion and revision based on the timing of required capital funding.

Through September 30, 2025, the Company had submitted reimbursement requests totaling approximately $10.0 million under this grant. Of this amount, approximately $7.3 million had been received in payments, and $0.7 million was retained by the CEC. The remaining $2.7 million was recognized as Grant Funds Receivable on the condensed consolidated balance sheet. This $2.0 million receivable was subsequently collected in October 2025. None of the retention amount has been recognized as other income.

NOTE 5 – GRANT FUNDS RECEIVABLE

On February 15, 2023, we were awarded a $21.9 million grant from the California Energy Commission (“CEC”), which provides for the reimbursement of certain capital investments and operating costs related to battery and solar and production applications for our vehicle, subject to milestone achievements. Reimbursement requests made by us are recorded as grant funds receivable and other income, net of a 10% retention amount, which CEC holds until there is evidence of project completion. We are required to complete the CEC project and use all funding by March 31, 2026. Completion of the project requires us to meet significant milestones in the future, the probability of which is uncertain. Therefore, we record the retention amount only when it is determined to be reasonably collectible. Through December 31, 2024, the Company submitted reimbursement requests totaling $2.8 million under this grant, of which $0.3 million is retained by CEC. None of the retention amount has been recognized as other income.